Operations and Reorganization - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operations and Reorganization
Net losses	$ 16,858	$ 7,322	$ 15,032
Accumulated deficit	370,404	353,600
Net current liabilities	$ 34,959	$ 16,809